SUPPLEMENT DATED OCTOBER 1, 2002 TO
                          PROSPECTUS DATED MAY 1, 2002
                                       for
                              WRL FREEDOM ELITE(R)
          An Individual Flexible Premium Variable Life Insurance Policy
                                    Issued by
                   Western Reserve Life Assurance Co. of Ohio
                                   Through its
                             WRL Series Life Account

     Effective immediately the no lapse date and no lapse period on your Policy will be extended as described below. This Supplement updates the prospectus in those sections that discuss either the no lapse date or the no lapse period. This endorsement may not be available in all states as of the date of this Supplement. Please contact us in writing at Western Reserve Life, P.O. Box 5068, Clearwater, Florida 33758-5068, or by phone at 1-800-851-9777, extension 6539 if you would like a current copy of the WRL Freedom Elite prospectus dated May 1, 2002.

The following definition replaces the definition of no lapse date and adds a definition of no lapse period on page 2 of the prospectus under the heading "Glossary":

no lapse date   For a Policy issued to any insured ages 0-60,  the no lapse date is either the anniversary on which the insured's attained age is 65 or the tenth Policy anniversary, whichever is earlier.
                For a Policy issued to an insured ages 61-75, the no lapse date is the fifth Policy anniversary. The no lapse date is specified in your Policy.

no lapse        The period of time between the Policy date and the no lapse date
period          during which the Policy will not lapse if certain conditions are met.

The following information replaces the first two sentences in the second paragraph on page 12 of the Prospectus under the heading "Risk Summary - Risk of Lapse":

Your Policy contains a no lapse period. Your Policy will not lapse before the no lapse date stated in your Policy as long as you pay your minimum monthly guarantee premiums.

The following information shown in parenthesis is deleted from the first sentence in the first paragraph on page 28 of the Prospectus under the heading "Premiums - No Lapse Period":

(that is, during the first three Policy years)

The following information replaces the first paragraph on page 52 of the Prospectus under the heading "Policy Lapse and Reinstatement - No Lapse Period":

     This Policy provides a no lapse period. As long as you keep the no lapse period in effect, your Policy will not lapse and no grace period will begin. Even if your net surrender value is not enough to pay your monthly deduction, the Policy will not lapse so long as the no lapse period is in effect. The no lapse period will not extend beyond the no lapse date stated in your Policy. Each month we determine whether the no lapse period is still in effect.

No lapse date      o    For a Policy issued to any insured ages
                        0-60, the no lapse date is either the
                        anniversary on which the insured's attained age is 65 or the tenth Policy anniversary, whichever is earlier.
                   o    For a Policy issued to an insured ages
                        61-75, the no lapse date is the fifth Policy anniversary.
                   o    The no lapse date is specified in your
                        Policy.

     Effective on or about November 1, 2002, the Janus Global portfolio will be open for investment to new policyowners.

     Also effective on or about November 1, 2002, Marsico Capital Management, LLC will become sub-adviser to the Goldman Sachs Growth portfolio of the AEGON/Transamerica Series Fund, Inc. Because of the change in sub-adviser, the name of the Goldman Sachs Growth portfolio will be changed to Marsico Growth.

The following information is added to page 5 of the prospectus under the heading "Investment Options":

AEGON/TRANSAMERICA SERIES FUND, INC.

         WRL Marsico Growth (formerly, WRL Goldman Sachs Growth)

Footnote * to the Investment Options chart is deleted in its entirety.

The following information is added to the Portfolio Annual Expense Table on page
8 of the prospectus:

--------------------- ---------------- ------------ ----------- ------------------ ------------------- ------------------
                                                    Rule 12b-1     Gross Total     Fees and Expenses       Net Total
     Portfolio          Management        Other        Fees     Portfolio Annual       Waived or           Portfolio
                           Fees         Expenses                    Expenses           Reimbursed          Expenses
--------------------- ---------------- ------------ ----------- ------------------ ------------------- ------------------
--------------------- ---------------- ------------ ----------- ------------------ ------------------- ------------------
Marsico Growth             0.90%          0.10%        N/A            1.21%              0.21%               1.00%
--------------------- ---------------- ------------ ----------- ------------------ ------------------- ------------------

Footnote (7) to the Portfolio Expense Table is deleted in its entirety.

The  following  information  replaces the  information  regarding  Goldman Sachs
Growth on page 18 of the prospectus under the heading "The Separate Account and the Portfolios - The Funds":

---------------------------------------- -------------------------------------- --------------------------------------
               Portfolio                        Sub-Adviser or Adviser                  Investment Objective
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Marsico Growth                           Marsico Capital Management, LLC        Seeks long-term growth of capital.
---------------------------------------- -------------------------------------- --------------------------------------

All other references throughout the prospectus to WRL Goldman Sachs Growth are changed to WRL Marsico Growth.